UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21180

Name of Fund: BlackRock Municipal Income Investment Quality Trust (BAF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$1,000	$1,157,690
6.00%, 6/01/39	1,000	1,154,430
Selma IDB, RB, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	359,197
		2,671,317
Arizona — 2.5%
Arizona Board of Regents, Refunding COP, University of Arizona, Series C (a):
5.00%, 6/01/28	250	282,312
5.00%, 6/01/29	1,400	1,570,884
Arizona Board of Regents, Refunding RB, University of Arizona System Revenue Bonds, Series A, 5.00%, 6/01/42	500	562,825
Arizona Board of Regents, Tax Exempt Refunding RB, Arizona State University System Revenue, Series A, 5.00%, 7/01/30	925	1,077,912
		3,493,933
California — 17.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,155	2,501,933
California Health Facilities Financing Authority, RB:
Stanford Hospital & Clinics, Series A, 5.00%, 8/15/42	1,095	1,207,194
Sutter Health, Series B, 6.00%, 8/15/42	1,120	1,324,277
California State, GO, Tax Exempt, Refunding Various Purpose, 5.00%, 9/01/41	3,270	3,507,467
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	925	999,546
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,557,864
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	1,000	1,109,490
Election of 2008, Series C, 5.25%, 8/01/39	500	577,795
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,175	1,363,200
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	3,210	3,559,986

Municipal Bonds	Par (000)	Value
California (concluded)
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	$1,000	$1,169,300
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	925	1,100,510
San Diego Public Facilities Financing Authority, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,125	1,303,965
San Jacinto Unified School District, GO, Election of 2006 (AGM), 5.25%, 8/01/32	1,000	1,087,920
State of California, Refunding RB, Various Purpose, 5.25%, 2/01/30	2,500	2,871,550
		25,241,997
Colorado — 1.2%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,425	1,672,608
Florida — 9.9%
City of Jacksonville Florida, RB:
Better Jacksonville (NPFGC), 5.00%, 10/01/27	3,940	4,121,279
Series A, 5.25%, 10/01/31	4,525	5,220,764
Orange County Health Facilities Authority, RB, The Nemours Foundation Project, Series A, 5.00%, 1/01/29	1,070	1,188,856
Palm Beach County Florida School Board, Refunding COP, Series A, 5.00%, 8/01/28	3,000	3,393,000
		13,923,899
Georgia — 2.2%
City of Atlanta Georgia, Refunding RB, General, Series C, 6.00%, 1/01/30	2,500	3,051,075
Illinois — 12.0%
Chicago Board of Education Illinois, GO, Series A, 5.50%, 12/01/39	1,500	1,714,620
Chicago Transit Authority, RB:
Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	1,300	1,525,667
Sales Tax Receipts Revenue, 5.25%, 12/01/36	415	467,194
Sales Tax Receipts Revenue, 5.25%, 12/01/40	1,325	1,484,861
City of Chicago Illinois, RB:
General, Third Lien, Series C, 6.50%, 1/01/41	3,740	4,525,400
Third Lien, O’Hare International Airport, Series A, 5.75%, 1/01/39	825	956,926

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding RB:
General, Third Lien, Series C, 5.25%, 1/01/30	$1,000	$1,116,350
Sales Tax Revenue, Series A, 5.25%, 1/01/38	515	581,116
City of Chicago Illinois, Refunding RB, Second Lien water Project, 5.00%, 11/01/42	1,025	1,144,925
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,885	2,094,537
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	915	1,054,098
6.00%, 6/01/28	260	298,345
		16,964,039
Indiana — 3.1%
Indiana Finance Authority WasteWater Utility, RB, First Lien CWA Authority Project, Series A, 5.00%, 10/01/41	1,500	1,643,955
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,415	2,710,306
		4,354,261
Louisiana — 0.4%
New Orleans Aviation Board Louisiana, Refunding RB, GARB, Restructuring:
Series A-1, 6.00%, 1/01/23	375	447,923
Series A-2, (AGC), 6.00%, 1/01/23	150	179,169
		627,092
Massachusetts — 0.4%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	445	510,664
Michigan — 8.2%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 6.25%, 7/01/36	1,700	1,964,452
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	1,490	1,672,227
Sewage Disposal System, Senior Lien, Series B (AGM), 7.50%, 7/01/33	580	731,473
City of Detroit Michigan, Refunding RB, Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,800	2,194,668
Lansing Board of Water & Light Utilities, RB, Series A, 5.00%, 7/01/37	2,765	3,103,547
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.25%, 10/15/25	300	351,828

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	$1,205	$1,540,074
		11,558,269
Minnesota — 3.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,680	4,369,006
Missouri — 1.9%
Missouri Joint Municipal Electric Utility Commission Power, RB, Prairie State Project, Series A (BHAC), 5.00%, 1/01/32	2,500	2,690,350
Nevada — 1.7%
Clark County Water Reclamation District, GO, Series A, 5.25%, 7/01/34	2,000	2,338,380
New Jersey — 4.6%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	1,300	1,428,453
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,540	1,681,911
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.50%, 12/15/38	2,000	2,250,600
Series B, 5.25%, 6/15/36	1,000	1,137,080
		6,498,044
New York — 6.4%
Metropolitan Transportation Authority, Refunding RB, Transportation, Series C, 5.00%, 11/15/28	1,300	1,500,278
New York City Transitional Finance Authority, RB:
Future Tax Secured, Subseries E-1, 5.00%, 2/01/42	2,000	2,254,640
Series S-3, 5.25%, 1/15/39	900	1,005,300
Sub-Future Tax Secured, Series C, 5.00%, 11/01/39	1,175	1,313,391
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,884,149
		8,957,758
Pennsylvania — 0.5%
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Children’s Hospital Philadelphia, Series D, 5.00%, 7/01/32	580	659,263

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico — 1.1%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	$1,350	$1,579,135
Texas — 18.9%
Austin Community College District, RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,000	2,214,740
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,600	3,142,568
6.00%, 11/15/36	2,215	2,667,879
5.38%, 11/15/38	1,000	1,146,060
Frisco ISD Texas, GO, School Building (AGC), 5.50%, 8/15/41	3,365	4,058,257
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.25%, 10/01/29	875	995,671
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	500	602,625
Katy Independent School District, Refunding RB, School Building, Series A, 5.00%, 2/15/42 (a)	745	850,745
Lamar Texas Consolidated Independent School District, GO, Refunding RB, School House, Series A, 5.00%, 2/15/45	1,000	1,138,370
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	1,000	1,168,880
North Texas Tollway Authority, Refunding RB:
System, First Tier (AGM), 6.00%, 1/01/43	1,000	1,181,500
System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,500	1,694,985
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,000	1,155,920
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	1,395	1,395,112
Texas Tech University Revenues, Refunding RB, Refunding & Improvement, 14th Series A, 5.00%, 8/15/31	1,000	1,159,790
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,805	2,082,501
		26,655,603

Municipal Bonds	Par (000)	Value
Virginia — 0.8%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	$1,000	$1,180,710
Washington — 3.9%
City of Seattle Washington, Refunding RB, Series A, 5.25%, 2/01/36	1,025	1,182,061
Port of Seattle, Refunding RB, Intermediate, Series A, 5.00%, 8/01/32	3,000	3,428,970
State of Washington, GO, Various Purpose, Series B, 5.25%, 2/01/36	795	921,381
		5,532,412
Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Ascension Health, Series D, 5.00%, 11/15/41	1,230	1,339,163
Total Municipal Bonds – 103.5%		145,868,978

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Alabama — 1.1%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	1,500	1,583,910
California — 8.7%
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 8/01/31	10,680	12,315,322
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	760	953,977
Illinois — 4.6%
Chicago Transit Authority, Refunding RB, Federal Transit Administration Section 5309 (AGM), 5.00%, 6/01/28	2,999	3,258,288
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,999	3,291,739
		6,550,027
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	898	1,032,089
Massachusetts — 1.6%
Massachusetts School Building Authority, RB, Senior Dedicated Sales Tax Bonds, Series B, 5.00%, 10/15/41	2,000	2,270,380

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2012	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Nevada — 5.1%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	$2,000	$2,474,140
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,100	4,638,904
		7,113,044
New Jersey — 0.8%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,154,440
New York — 13.6%
Hudson New York Yards Infrastructure Corp., Senior RB, Series A, 5.75%, 2/15/47	1,000	1,151,231
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	4,993	5,696,331
New York City Transitional Finance Authority, RB, Future Tax Secured Revenue, Series E, 5.00%, 2/01/42	1,160	1,307,422
New York Liberty Development Corp., 5.25%, 12/15/43	2,955	3,360,988
New York State Dormitory Authority, RB, General Purpose Series C, 5.00%, 3/15/41	4,995	5,609,635
New York State Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	1,740	2,001,400
		19,127,007
Puerto Rico — 0.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	1,180	1,305,552
Texas — 5.9%
North Texas Tollway Authority, RB, Special Projects, System, Series A, 5.50%, 9/01/41	2,310	2,700,113
Waco Educational Finance Corporation, Refunding RB, Baylor University, 5.00%, 3/01/43	4,995	5,626,767
		8,326,880
Utah — 0.8%
City of Riverton Utah Hospital, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,005	1,084,673

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Washington — 1.5%
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	$1,860	$2,127,152
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 46.0%		64,944,453
Total Long-Term Investments (Cost – $193,663,075) – 149.5%		210,813,431

Short-Term Securities
Illinois — 0.1%
Illinois Finance Authority, RB, VRDN, University of Chicago Medical Center, Series B, 0.20%, 6/01/12 (e)	200	200,000

	Shares
Money Market Fund — 3.4%
FFI Institutional Tax-Exempt Fund, 0.03% (c)(d)	4,757,056	4,757,056
Total Money Market Funds – 3.5%		4,957,056
Total Short-Term Securities (Cost – $4,957,056) – 3.5%		4,957,056
Total Investments (Cost - $198,620,131*) – 153.0%		215,770,487
Liabilities in Excess of Other Assets – (0.1)%		(107,320)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (23.0)%		(32,484,222)
VMTP Shares, at Liquidation Value – (29.9)%		(42,200,000)
Net Assets Applicable to Common Shares– 100.0%		$140,978,945

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$166,309,414
Gross unrealized appreciation	$17,182,168
Gross unrealized depreciation	(189,378)
Net unrealized appreciation	$16,992,790

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets, Inc.	$1,853,196	$948
Piper Jaffray	$850,745	$7,055

(b)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2012	4

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

(c)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
FFI Institutional Tax-Exempt Fund	9,230,241	(4,473,185)	4,757,056	$668

(d)	Represents the current yield as of report date.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDB	Industrial Development Board
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
47	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$6,295,063	$(55,167)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$210,813,431	—	$210,813,431
Short-Term Securities	$4,757,056	200,000	—	4,957,056
Total	$4,757,056	$211,013,431	—	$215,770,487

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(55,167)	—	—	$(55,167)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2012	5

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Quality Trust (BAF)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$125,000	—	—	$125,000
Liabilities:
Bank Overdraft	(181)	—	—	(181)
TOB trust certificates	—	$(32,468,283)	—	(32,468,283)
VMTP Shares	—	(42,200,000)	—	(42,200,000)
Total	$124,819	$(74,668,283)	—	$(74,543,464)

There were no transfers between levels during the period ended May 31, 2012.

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Quality Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 25, 2012